Cover Page	6 Months Ended
Jun. 30, 2021
Cover Page
Document Type	S-1
Entity Registrant Name	Surrozen, Inc./DE
Entity Central Index Key	0001824893
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false